Significant Accounting Policies	9 Months Ended
Sep. 30, 2025
Significant Accounting Policies [Abstract]
Significant Accounting Policies
2.	Significant Accounting Policies:

United has determined that it operates under one reportable segment, that of operating bulker vessels, and the assets of such segment are presented under the caption “Total assets” in the accompanying unaudited interim condensed consolidated balance sheets. The accounting policies applied to the reportable segment are the same as those used in the preparation of the Company’s consolidated financial statements included in the Annual Report on Form 20-F for the year ended December 31, 2024, filed with the SEC on April 10, 2025.

A discussion of the Company’s significant accounting policies can be found in the Company’s consolidated financial statements included in the Annual Report on Form 20-F for the year ended December 31, 2024, filed with the SEC on April 10, 2025. There have been no material changes to these policies in the nine-month period ended September 30, 2025, except as discussed below:
(a)     European Union’s Emissions Trading System

The European Union’s Emissions Trading System (“EU ETS”) was extended to cover the maritime transportation industry commencing January 1, 2024, with application to all large ships of at least 5,000 gross tonnage. Vessels are in the scope of the scheme for those voyages which begin, end or pass through European Union (“EU”) waters. The Company has an obligation to surrender EU ETS emissions allowances (“EUAs”) to the EU for each ton of reported greenhouse gas emissions in the scope of the EU ETS. Where vessels are operated under time charters, such EUAs due to the EU are provided to the Company by the charterers pursuant to the terms of the time charter agreement.
Liabilities in relation to EUAs obligations under the EU ETS, but not yet surrendered, are categorized as “Accrued liabilities” if settlement to the EU is due within 12 months of the reporting date, and within “Other non-current liabilities” if settlement is due after 12 months of the reporting date. The liability is based on the total number of EUAs required to be submitted based on level of emissions occurring on or prior to the period end. For partially completed voyages, the value of the liability is initially estimated using the cost of EUAs that may be required to be submitted at the reporting date and updated following completion of the voyage. An equal and opposite asset is recognized in relation to EUAs due from charterers, within “Other current assets”. When the charterer has provided the Company with EUAs, the respective EUAs are held by Seanergy Shipmanagement and it is presented within “Due from related parties” if settlement to the EU is due within 12 months of the reporting date, and within “Due from related parties, non-current” if settlement is due after 12 months of the reporting date.

As of September 30, 2025, the Company has recognized EUAs to be surrendered by September 30, 2026, amounting to $660, included in “Accrued liabilities” in the accompanying consolidated balances sheets. An amount of $136 is collectable from charterers and is included in “Other current assets” and an amount of $386 has been received from charterers and is included in “Due from related parties” in the accompanying consolidated balance sheets.

The value of EUAs provided or to be collectable by charterers is recognized under “Vessel revenue, net”, while the EUAs obligations under the EU ETS are included in “Voyage expenses” in the Company’s condensed consolidated statements of operations. For the period ended September 30, 2025, the Company recorded $660 in Vessel revenue, net and $660 in Voyage expenses in the accompanying condensed consolidated statements of operations.

(b)     Consolidation of a VIE

A subsidiary is an entity in which (i) the Company directly or indirectly controls more than 50% of the voting power; or (ii) the Company has the power to appoint or remove the majority of the members of the board of directors or to cast a majority of votes at the meetings of the board of directors or to govern the financial and operating policies of the investee pursuant to a statute or under an agreement among the shareholders or equity holders. A variable interest entity (“VIE”) is required to be consolidated by the primary beneficiary of the entity if the equity holders in the entity do not have the characteristics of a controlling financial interest or do not have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support from other parties. If the VIE is not a business, the primary beneficiary initially shall measure and recognize the assets (except for goodwill) and liabilities of the VIE in accordance with Sections 805-20-25 and 805-20-30. Any gain or loss on consolidation is recognized in accordance with ASC 810-10-30-3 and ASC 810-10-30-4 based on the difference of the sum of consideration paid, fair value of non-controlling interest and reported amount of the previous held investment, if any, with the fair value of the identifiable assets and liabilities.

(c)     Non-controlling interests

For the Company’s subsidiaries and consolidated VIEs which are not wholly owned, non-controlling interests are recognized to reflect the portion of their equity that is not attributable, directly or indirectly, to the Company as the controlling shareholder. The Company classifies non-controlling interest within equity. Non-controlling interest is initially recorded at its fair value as of the date of acquisition of the subsidiary. Subsequent to the closing date of the transaction, the recorded value for non-controlling interest is adjusted at the end of each reporting period for (a) comprehensive income (loss) that is attributed to the non-controlling interest, which is calculated by multiplying the non-controlling interest percentage by the comprehensive income (loss) of the equity of each subsidiary during the reporting period, (b) any dividends paid to the non-controlling interest holders during the reporting period, and (c) any other transactions that increase or decrease the Company’s ownership interest of the subsidiary, as a result of which the Company retains its controlling interest.

Recent Accounting Pronouncements – Not Yet Adopted

In July 2025, the FASB issued ASU 2025-05, “Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses for Accounts Receivable and Contract Assets”. The amendments in this Update affect entities that apply the practical expedient when estimating expected credit losses on current accounts receivable and/or current contract assets arising from transactions under Topic 606, including those assets acquired in a transaction accounted for under Topic 805, Business Combinations. In developing reasonable and supportable forecasts as part of estimating expected credit losses, all entities may elect a practical expedient that assumes that current conditions as of the balance sheet date do not change for the remaining life of the asset. The amendments are expected to provide decision-useful information to investors and other financial statement users while reducing the time and effort necessary to analyze and estimate credit losses for current accounts receivable and current contract assets. An entity that elects the practical expedient, should apply the amendments in this Update prospectively. The amendments will be effective for annual reporting periods beginning after December 15, 2025, and interim reporting periods within those annual reporting periods. Early adoption is permitted in both interim and annual reporting periods in which financial statements have not yet been issued or made available for issuance. The Company is currently assessing the impact this standard will have on its consolidated financial statements and related disclosures.

Τhere are no other recent accounting pronouncements the adoption of which is expected to have a material effect on the Company’s unaudited interim condensed consolidated financial statements for the nine-month period ended September 30, 2025.